SUBSEQUENT EVENTS (Details) - Subsequent events - USD ($)	Jan. 07, 2026	Jan. 05, 2026	Oct. 30, 2026
SUBSEQUENT EVENTS
Amount held in trust account	$ 172,500,000
Due to related party	72,804
Deferred underwriting fees	6,876,000
Promissory note
SUBSEQUENT EVENTS
Promissory note - related party	$ 123,988
Notes Payable, Current, Related Party [Extensible Enumeration]	Related party
Other Liability, Current, Related Party [Extensible Enumeration]	Related party
Unsecured Debt			$ 200,000
Sponsor | Founder share | Class B
SUBSEQUENT EVENTS
Number of shares no longer subject to forfeiture	750,000
Sponsor or an affiliate | Administrative Services Agreement
SUBSEQUENT EVENTS
Monthly expenses		$ 20,000
Private placement warrants | Sponsor
SUBSEQUENT EVENTS
Warrants issued	7,000,000
IPO and over allotment
SUBSEQUENT EVENTS
Number of units issued	17,250,000
Price per unit	$ 10
Gross proceeds from issuance of units	$ 172,500,000
Amount held in trust account	$ 172,500,000
Over allotment
SUBSEQUENT EVENTS
Number of units issued	2,250,000
Price per unit		$ 10
Underwriting discount paid	$ 2,292,000
Cash underwriting discount not charged	$ 8,000
Deferred fee per unit	$ 0.4
Deferred underwriting fees	$ 6,876,000
Deferred fee not charged	$ 24,000
Over allotment | Private placement warrants
SUBSEQUENT EVENTS
Warrants issued	1,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 575,000
Private placement | Private placement warrants
SUBSEQUENT EVENTS
Warrants issued	8,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 4,075,000
Private placement | Private placement warrants | Underwriter
SUBSEQUENT EVENTS
Warrants issued	1,150,000
Private placement | Private placement warrants | Sponsor
SUBSEQUENT EVENTS
Warrants issued	7,000,000